Income from operations - Sales composition (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Abstract]
Revenue from sale of goods	€ 12,139	€ 11,981	€ 12,491
Revenue from rendering of services	4,878	4,374	4,058
Royalty income	419	383	301
Revenue from contracts with customers	17,435	16,738	16,851
Revenue From Other Sources	391	418	462
Revenue	€ 17,827	€ 17,156	€ 17,313